COVER LETTER

December 1, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds

(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Select Funds (the “Trust” or the “Registrant”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a) (1) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 97 to the Trust’s Registration Statement under the Securities Act and Amendment No. 100 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

In accordance with IM Guidance Update 2016-06, the Registrant requests selective review of this filing in accordance with the Securities and Exchange Commission’s (“SEC”) release on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

The disclosure in this filing is substantially similar to the Registrant’s filing on Form N-1A filed pursuant to Rule 485(b) of the Securities Act on January 31, 2017 (SEC Accession No. 00011193125-17-025892) (the “Prior Filing”).

This Amendment is being filed primarily in connection with the following: (i) to reflect a change in name, investment strategy, and subadvisers for the MassMutual Select Focused Value Fund (now known as the MassMutual Select Equity Opportunities Fund); (ii) to reflect a change in name for the MassMutual Select Mid Cap Growth Equity II Fund (now known as the MassMutual Select Mid Cap Growth Fund); (iii) to reflect a change in subadviser for the MassMutual Select Diversified Value Fund; (iv) to reflect the addition of a subadviser for the MassMutual Select Fundamental Value Fund; and (v) to reflect the removal of a subadviser for the MassMutual Select Overseas Fund. Please note that the filing also continues to include the MassMutual Select Large Cap Value Fund, in the event that the expected merger of the Fund into the MassMutual Select Diversified Value Fund does not close in January 2018 as anticipated. In addition, this Amendment incorporates other changes made since the Prior Filing. The anticipated effective date is February 1, 2018. The Funds will offer their shares pursuant to a single Prospectus and Statement of Additional Information.

Please note that while disclosure has been updated, actual expense and performance figures have not yet been updated to reflect September 30, 2017 and December 31, 2017 information, but instead still reflect September 30, 2016 and December 31, 2016 information, respectively.

Please address any questions or comments to the undersigned at (860) 562-2241. Thank you in advance for your attention to this matter.

Very truly yours,

/s/ Jill Nareau Robert

Jill Nareau Robert

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Vice President and Assistant Secretary, MassMutual Select Funds